Expense Example - Acquirers Small And Micro Deep Value ETF - Acquirers Small And Micro Deep Value ETF Class	Dec. 23, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	$ 990